Benefit Plans - Plan Assets and Benefit Obligation Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in fair value of plan assets
Fair value at beginning of measurement period	$ 167,047	$ 153,498
Actual return on plan assets	21,573	19,256
Benefits paid	(7,885)	(5,707)
Fair value at end of measurement period	195,735	167,047	$ 153,498
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	114,455	102,245
Service cost	5,270	5,055	5,368
Interest cost	5,085	4,869	4,695
Actuarial loss	21,773	7,993
Benefits paid	7,885	5,707
Projected benefit obligation at the end of measurement period	138,698	114,455	$ 102,245
Funded status at end of year (fair value of plan assets less benefit obligation)	57,037	52,592
Defined Benefit Plan, Plan Assets, Contributions by Employer	15,000	0
Defined Benefit Plan, Plan Assets, Benefits Paid	$ 7,885	$ 5,707